Amount and Location of Gains (Losses) Recognized in Income for Derivatives Not Designated or Qualifying as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Policyholders' Benefits	$ 216,543
Derivatives not designated as accounting hedging instruments | Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized Investment Gains (Losses)	15,230
Derivatives not designated as accounting hedging instruments | Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized Investment Gains (Losses)	2,187
Derivatives not designated as accounting hedging instruments | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Policyholders' Benefits	(5,622)
Derivatives not designated as accounting hedging instruments | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Policyholders' Benefits	90
Derivatives not designated as accounting hedging instruments | Predecessor | Life and Annuity Insurance Product Line
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Credited		16,427	[1]	36,890	[1]	186,625	[1]
Policyholders' Benefits		$ 946	[1]	$ 10,177	[1]	$ 5,126	[1]

[1]	Prior to April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements.